AXA PREMIER VIP TRUST

SUPPLEMENT DATED FEBRUARY 28, 2007 TO THE PROSPECTUS DATED MAY 1, 2006 AND THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006, AS SUPPLEMENTED AND REVISED ON MAY 31, 2006

This Supplement updates the above-referenced Prospectus and Statement of Additional Information of the AXA Premier VIP Trust (the “Trust”). You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference.

The purpose of this Supplement is to provide you with information about changes to the names of certain portfolios of the Trust.

Information Regarding Name Changes to Certain Portfolios of the Trust

Effective on or about May 25, 2007, each reference in the Prospectus and Statement of Additional Information to each of the names of the portfolios below are replaced with the corresponding new name as set forth in the table below:

Current Name	New Name

AXA Premier VIP Aggressive Equity Portfolio	Multimanager Aggressive Equity Portfolio

AXA Premier VIP Core Bond Portfolio	Multimanager Core Bond Portfolio

AXA Premier VIP Health Care Portfolio	Multimanager Health Care Portfolio

AXA Premier VIP High Yield Portfolio	Multimanager High Yield Portfolio

AXA Premier VIP International Equity Portfolio	Multimanager International Equity Portfolio

AXA Premier VIP Large Cap Core Equity Portfolio	Multimanager Large Cap Core Equity Portfolio

AXA Premier VIP Large Cap Growth Portfolio	Multimanager Large Cap Growth Portfolio

AXA Premier VIP Large Cap Value Portfolio	Multimanager Large Cap Value Portfolio

AXA Premier VIP Mid Cap Growth Portfolio	Multimanager Mid Cap Growth Portfolio

AXA Premier VIP Mid Cap Value Portfolio	Multimanager Mid Cap Value Portfolio

AXA Premier VIP Technology Portfolio	Multimanager Technology Portfolio